UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2021

Date of reporting period: January 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

SGA International Equity Fund

SEMI-ANNUAL REPORT

January 31, 2021

Investment Adviser:

Strategic Global Advisors, LLC

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most-recent 6-month period ended June 30, is available: (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

Dear Shareholders,

We are pleased to present the semi-annual report for the SGA International Equity Fund. The following commentary covers the six months from August 1, 2020 – January 31, 2021.

Performance Review

The SGA International Equity Fund Institutional Class Shares returned 14.61% for the six months ending January 31, 2021, versus the MSCI EAFE Net Index return of 17.58%. The expectations for a sustainable recovery lifted global equity performance as markets looked beyond government-imposed lockdowns and persistent high infection rates following Pfizer’s announcement of an effective COVID-19 vaccine in November. In this environment the International Equity strategy underperformed the benchmark.

Stock selection was positive in Energy, Real Estate, and Communication Services, offset by negative selection within Information Technology, Consumer Staples, and Health Care. In Energy, renewable producer Neste was a top contributor and is expected to deliver robust earnings growth in the future. In Real Estate, Klepierre partially retraced earlier losses on optimism for a broad economic reopening in 2021. Japanese real estate developer Daito Trust Construction outperformed as management forcasted a strong rebound in orders. In Information Technology, NEC Corp. trailed peers after delivering a strong performance early in 2020. In Health Care, top detractors included pharmaceutical firms Shionogi and Roche.

Stock selection was positive within the United Kingdom and Finland, offset by negative selection in Japan and the Netherlands. In the United Kingdom, steel producer Evraz was a top contributor as commodity prices staged a sharp rebound. In Finland, previosly mentioned renewable energy producer Neste was a top contributor. In Japan, detractors included drug store chain operator Welcia Holdings and previously mentioned NEC and Shionogi. In the Netherlands, grocery store operator Koninklijke Ahold Delhaize underperformed as the market favored more economically sensitive stocks following Pfizer’s announcement of an effective COVID-19 vaccine in November.

Portfolio Structure

Active sector weightings are typically a result of our bottom-up stock selection process. Through our risk control and portfolio construction process, SGA typically keeps sector weights fairly close to the MSCI EAFE benchmark, and

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

modest sector over- and under-weights are a result of various factors in our optimization and stock selection process.

As of January 31, 2021, all sectors were within +/- 200 basis points of the benchmark, with the largest overweight in Communication Services and Energy, while the largest underweight in Utilities and Consumer Staples.

Market Outlook

Following the largest economic declines since the Great Depression, the recovery has exceeded earlier expectations with the promise of several successful vaccines supporting a positive 2021 outlook. The full effect of monetary and fiscal stimulus policies is likely to extend throughout next year, with growing optimism that pent-up consumer demand for service industries hampered by restrictions could deliver a wave of growth. The year 2020 was unprecedented, marked by a global pandemic, extraordinarily low to negative interest rates, and record amounts of fiscal stimulus and liquidity. SGA’s outlook at the beginning of the year called for an environment where elevated valuation levels could create a better opportunity to identify undervalued stocks. In many ways, valuations and fundamentals took a backseat to the pandemic and liquidity. Driven by suppressed interest rates and rising inflation expectations, the quantity of global bonds with negative yields now exceeds $18 trillion. The narrative for sustaining high valuations is partially dependent on interest rates staying anchored to the lower bound.

Most major equity indices will begin 2021 at higher valuation levels than in 2020; nonetheless, investing opportunities exist as many stocks have not fully participated in the rally and have yet to reflect the rebound in demand. In this environment, we welcome a possible shift in focus from exogenous factors towards company fundamentals.

Definition of Comparative Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value

Australia — 5.2%
AGL Energy	1,500	$13,100
Aristocrat Leisure	2,210	51,980
BHP Group	2,280	75,229
CSL	260	53,959
Goodman Group ‡	2,570	34,473
Harvey Norman Holdings	5,199	21,070
Rio Tinto	1,329	111,243

		361,054

Austria — 1.4%
ANDRITZ	1,350	64,436
OMV	730	30,897

		95,333

Belgium — 1.0%
Telenet Group Holding	1,198	51,081
UCB	186	19,299

		70,380

Brazil — 0.4%
Petroleo Brasileiro ADR	2,440	24,522

Canada — 2.4%
CI Financial	1,800	22,353
Constellation Software	30	36,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Canada — (continued)
IGM Financial	600	$15,901
Magna International	300	21,128
National Bank of Canada	500	28,102
Open Text	580	25,980
Quebecor, Cl B	700	16,751
Topicus.com *	55	—

		166,762

China — 1.7%
China Resources Cement Holdings	22,000	24,269
Hengan International Group	5,000	35,791
NetEase ADR	375	43,120
Yum China Holdings	250	14,178

		117,358

Denmark — 1.6%
AP Moller - Maersk, Cl B	10	20,717
Carlsberg, Cl B	220	32,229
Genmab *	150	59,887

		112,833

Finland — 2.5%
Neste	1,927	135,819
Orion, Cl B	740	33,975

		169,794

France — 9.1%
Arkema	120	13,277
BNP Paribas	1,080	51,971
Cie Generale des Etablissements Michelin SCA	130	17,987
Credit Agricole	2,160	24,535
Kering	85	55,589
Klepierre ‡	1,845	44,539
Legrand	400	36,759
L’Oreal	80	28,142
Safran	222	28,029
Sanofi	140	13,155
Schneider Electric	380	55,679
Stellantis *	3,257	49,462
STMicroelectronics	800	32,209
Thales	486	43,743
TOTAL	598	25,194

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

France — (continued)
Veolia Environnement	1,370	$36,645
Vivendi	2,410	73,799

		630,714

Germany — 7.0%
Allianz	324	73,125
Bayer	240	14,473
Brenntag	390	30,575
Daimler	560	39,357
Deutsche Post	1,500	74,092
DWS Group GmbH & KGaA	400	15,727
Evonik Industries	600	19,722
GEA Group	1,640	56,872
Hannover Rueck	409	63,349
SAP	430	54,690
Siemens	280	43,435

		485,417

Hong Kong — 1.5%
BOC Hong Kong Holdings	9,500	28,312
CK Asset Holdings	3,000	14,995
Hang Seng Bank	2,600	46,906
WH Group	12,500	10,129

		100,342

Ireland — 0.2%
ICON *	66	13,451

Israel — 1.6%
Check Point Software Technologies *	852	108,834

Italy — 1.1%
DiaSorin	160	35,116
Enel	3,750	37,150

		72,266

Japan — 23.7%
Asahi Group Holdings	1,300	52,240
Daito Trust Construction	600	62,573
Fujitsu	400	61,121
Hitachi	300	12,361
Honda Motor	2,100	55,123

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — (continued)
Hoya	200	$25,635
ITOCHU	2,300	65,806
KDDI	2,900	85,072
McDonald’s Holdings Japan	600	29,271
Mitsui Chemicals	1,500	42,975
NEC	1,100	59,769
Nintendo	200	115,360
Nippon Telegraph & Telephone	2,800	69,906
Nissan Chemical	700	39,902
Nomura Holdings	5,000	26,365
Nomura Real Estate Holdings	900	20,044
Obayashi	2,100	17,616
Ono Pharmaceutical	1,400	41,776
ORIX	4,700	75,525
Otsuka	700	35,098
Otsuka Holdings	700	29,897
Renesas Electronics *	2,000	22,789
Seven Bank	10,000	21,997
Shin-Etsu Chemical	200	34,848
Shionogi	1,600	86,909
Sony	1,800	171,813
Sundrug	500	19,860
Suntory Beverage & Food	700	24,385
Takeda Pharmaceutical	600	21,184
TDK	200	32,277
Tokyo Electron	200	75,832
Tosoh	1,300	22,326
Toyo Suisan Kaisha	400	19,661
Welcia Holdings	1,200	40,681
ZOZO	900	25,180

		1,643,177

Netherlands — 5.4%
Akzo Nobel	480	48,954
Koninklijke Ahold Delhaize	5,005	143,168
NXP Semiconductors	161	25,836
Randstad	620	38,807
Wolters Kluwer	1,373	113,985

		370,750

New Zealand — 0.8%
Fisher & Paykel Healthcare	2,320	57,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Singapore — 3.4%
DBS Group Holdings	5,400	$102,225
Singapore Exchange	5,700	42,322
United Overseas Bank	3,400	59,726
Wilmar International	8,000	31,740

		236,013

South Korea — 1.4%
KB Financial Group ADR	1,770	64,180
LG Electronics	240	32,802

		96,982

Spain — 0.8%
Red Electrica	3,045	57,813

Sweden — 5.1%
Atlas Copco, Cl A	1,651	89,655
Evolution Gaming Group	480	46,846
Husqvarna, Cl B	1,280	15,861
Investor, Cl B	1,090	80,102
Lundin Energy	810	22,087
Sandvik	4,027	100,206

		354,757

Switzerland — 8.1%
Logitech International	360	37,584
Nestle	1,057	118,551
Novartis	1,770	159,892
Partners Group Holding	29	34,281
Roche Holding	522	179,800
Sonova Holding	140	33,767

		563,875

United Kingdom — 12.9%
3i Group	6,485	98,529
Auto Trader Group	2,720	20,978
Aviva	14,623	66,923
BAE Systems	7,372	46,517
Bunzl	1,310	42,102
Burberry Group	732	17,190
Evraz	7,301	49,995
Ferguson	210	24,443
GlaxoSmithKline	2,739	50,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United Kingdom — (continued)
GVC Holdings	1,980	$33,499
JD Sports Fashion	1,530	15,615
M&G	11,000	26,453
Next	820	86,783
Persimmon	460	16,030
RELX	4,358	107,840
Royal Dutch Shell, Cl B	4,537	79,183
Unilever	1,857	108,104

		890,951

United States — 0.6%
Sensata Technologies Holding *	470	25,615
Spotify Technology *	60	18,900

		44,515

TOTAL COMMON STOCK (Cost $5,862,748)		6,845,643

EXCHANGE TRADED FUND — 0.8%
iShares MSCI EAFE ETF (Cost $48,642)	786	56,899

TOTAL INVESTMENTS — 99.7% (Cost $5,911,390)		$6,902,542

Percentages are based on Net Assets of $6,924,611.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$361,054	$—	$361,054
Austria	—	95,333	—	95,333
Belgium	—	70,380	—	70,380
Brazil	24,522	—	—	24,522
Canada	166,762	—	—	166,762
China	57,298	60,060	—	117,358
Denmark	—	112,833	—	112,833
Finland	—	169,794	—	169,794
France	49,462	581,252	—	630,714
Germany	—	485,417	—	485,417
Hong Kong	—	100,342	—	100,342
Ireland	13,451	—	—	13,451
Israel	108,834	—	—	108,834
Italy	—	72,266	—	72,266
Japan	—	1,643,177	—	1,643,177
Netherlands	25,836	344,914	—	370,750
New Zealand	57,750	—	—	57,750
Singapore	—	236,013	—	236,013
South Korea	64,180	32,802	—	96,982
Spain	—	57,813	—	57,813
Sweden	—	354,757	—	354,757
Switzerland	—	563,875	—	563,875
United Kingdom	—	890,951	—	890,951
United States	44,515	—	—	44,515

Total Common Stock	612,610	6,233,033	—	6,845,643
Exchange Traded Fund	56,899	—	—	56,899

Total Investments in Securities	$669,509	$6,233,033	$—	$6,902,542

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $5,911,390)	$6,902,542
Cash	11,640
Receivable from Investment Adviser	19,621
Reclaim Receivable	13,228
Dividend and Interest Receivable	6,043
Prepaid Expenses	10,959

Total Assets	6,964,033

Liabilities:
Audit fee payable	11,281
Transfer Agent Payable	6,601
Due to Custodian	4,932
Payable due to Administrator	3,794
Legal Fees Payable	3,242
Chief Compliance Officer Fees Payable	2,156
Distribution Fees Payable (Investor Shares)	1,394
Payable due to Trustees	430
Other Accrued Expenses	5,592

Total Liabilities	39,422

Net Assets	$6,924,611

Net Assets Consist of:
Paid-in Capital	$6,097,080
Distributable earnings	827,531

Net Assets	$6,924,611

Institutional Shares:
Net Assets	$6,924,611
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	620,981

Net Asset Value, Offering and Redemption Price Per Share	$11.15

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
FOR THE PERIOD ENDED
JANUARY 31, 2021 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$73,065
Less: Foreign Taxes Withheld	(7,353)

Total Investment Income	65,712

Expenses:
Investment Advisory Fees	31,246
Administration Fees	31,026
Trustees’ Fees	8,808
Chief Compliance Officer Fees	3,339
Distribution Fees (Investor Shares)	263
Transfer Agent Fees	30,204
Legal Fees	18,466
Registration and Filing Fees	16,949
Audit Fees	12,042
Custodian Fees	9,415
Printing Fees	7,850
Pricing Fees	6,541
Insurance and Other Expenses	11,301

Total Expenses	187,450

Less:
Investment Advisory Fee Waived	(31,246)
Reimbursement of Expenses from Investment Adviser	(124,704)

Net Expenses	31,500

Net Investment Income	34,212

Net Realized Gain on:
Investments	84,098
Foreign Currency Transactions	95

Net Realized Gain	84,193

Net Unrealized Appreciation on:
Investments	766,765
Foreign Currency Translation	303

Net Unrealized Appreciation	767,068

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	851,261

Net Increase in Net Assets Resulting from Operations	$885,473

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six-Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Operations:
Net Investment Income	$34,212	$96,402
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	84,193	(200,492)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	767,068	(35,942)

Net Increase (Decrease) in Net Assets Resulting From Operations	885,473	(140,032)

Distributions:
Institutional Shares	(93,569)	(195,779)
Investor Shares	—	(9,613)

Total Distributions:	(93,569)	(205,392)

Capital Share Transactions:
Institutional Shares
Issued	334,910	—
Reinvestment of Distributions	93,569	195,779
Redeemed	(375)	(849)

Net Institutional Shares Transactions	428,104	194,930

Investor Shares†
Issued	—	5,011
Reinvestment of Distributions	—	9,613
Redeemed	(335,921)	(222)

Net Investor Shares Transactions	(335,921)	14,402

Net Increase in Net Assets From Capital Share Transactions	92,183	209,332

Total Increase (Decrease) in Net Assets	884,087	(136,092)

Net Assets:
Beginning of Year/Period	6,040,524	6,176,616

End of Year/Period	$6,924,611	$6,040,524

† Investor Share Liquidated on November 30, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
	Six-Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Shares Transactions:
Institutional Shares
Issued	30,641	—
Reinvestment of Distributions	8,251	17,787
Redeemed	(32)	(78)

Total Institutional Shares Transactions	38,860	17,709

Net Increase in Shares Outstanding From Share Transactions	38,860	17,709

Amounts designated as “—” are zero shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

					Institutional Shares
	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	Period Ended July 31, 2017(1)
Net Asset Value, Beginning of Year/Period	$9.86		$10.40	$11.48	$11.58	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.06		0.16	0.31	0.24	0.15
Net Realized and Unrealized Gain (Loss)	1.38		(0.36)	(1.13)^	0.05	1.43

Total from Investment Operations	1.44		(0.20)	(0.82)	0.29	1.58

Dividends and Distributions:
Net Investment Income	(0.15)		(0.32)	(0.16)	(0.24)	—
Capital Gains	—		(0.02)	(0.10)	(0.15)	—

Total Dividends and Distributions	(0.15)		(0.34)	(0.26)	(0.39)	—

Net Asset Value, End of Year/Period	$11.15		$9.86	$10.40	$11.48	$11.58

Total Return†	14.61%		(2.20)%	(6.84)%	2.43%	15.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$6,925		$5,738	$5,871	$1,660	$1,618
Ratio of Expenses to Average Net Assets	0.95	%††	0.95%	0.95%	0.95%	0.95	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	5.67	%††	6.77%	9.90%	20.14%	31.81	%††
Ratio of Net Investment Income to Average Net Assets	1.03	%††	1.59%	2.91%	2.05%	1.80	%††
Portfolio Turnover Rate	37	%‡	58%	52%	45%	145	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Commenced operations on September 30, 2016.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 37 funds. The financial statements herein are those of the SGA International Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return, consisting of current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund is classified as a diversified investment company. Strategic Global Advisors, LLC (the “Adviser”), serves as the Fund’s investment adviser. The Fund currently offers Institutional Shares and Investor Shares. The Fund commenced operations on September 30, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Investor Shares liquidated on November 30, 2020.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market

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on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

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•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest

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and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are

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presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of January 31, 2021, the Fund had no open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended January 31, 2021, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2021, the Fund paid $31,026 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. Prior to December 11, 2020, the investment advisory fee was calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other non-routine expenses not incurred in the ordinary course of such Fund’s business (collectively, “excluded expenses”)) for Institutional Shares from exceeding 0.95% of the average daily net assets of the Fund as set forth below until November 30, 2021 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2021. (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund

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operating expenses are below the Expense Limitation. As of January 31, 2021, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $142,195, $382,307, $355,370, and $155,950 expiring in 2021, 2022, 2023, and 2024 respectively.

6. Investment Transactions:

For the period ended January 31, 2021, the Fund made purchases of $2,413,067 and sales of $2,347,905 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of PFICs adjustments. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, in the period that differences arise.

The tax character of dividends and distributions declared during the fiscal period ended January 31, 2020 and 2019 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2020	$205,392	$—	$205,392
2019	27,764	18,052	45,816

As of July 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$48,887
Post October Losses	(183,356)
Capital Loss Carryforwards	(27,529)
Unrealized Appreciation	197,635
Other Temporary Differences	(10)

Total Distributable Earnings	$35,627

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For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (includes foreign currency) by the Fund at January 31, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,911,390	$1,204,404	$(213,252)	$991,152

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies

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may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Management/Systematic or Quantitative Process Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Mid-Capitalization Company Risk — The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines

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in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates

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increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Derivatives Risk — The Fund’s use of forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

9. Concentration of Shareholders:

At January 31, 2021, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	2	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the

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Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2021.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports such as this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 1, 2020 to January 31, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/20	Ending Account Value 1/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,146.10	0.95%	$5.14

Hypothetical 5% Return	1,000.00	1,020.42	0.95	4.84

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on September 10, 2020 to decide whether to renew the Agreement for an additional one-year term (the “September Meeting”). The September Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the September Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the September Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the September Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters

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and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the September Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the September Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2021 (Unaudited)

benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategic Global Advisors Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-778-6397

Investment Adviser:

Strategic Global Advisors, LLC

100 Bayview Circle

Suite 650

Newport Beach, CA 92660

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

SGA-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: April 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: April 9, 2021

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: April 9, 2021

*    Print the name and title of each signing officer under his or her signature.